Loans Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans Receivable
Loans Receivable

The components of loans receivable at December 31, 2013 and 2012 are as follows:

	2013	2012

Commercial loans	$50,876,482	$47,463,912
Commercial real estate	90,251,024	84,106,515
Consumer loans	28,831,129	29,678,184
Home equity	49,424,329	47,083,312
Residential mortgages	118,402,020	104,236,713
	337,784,984	312,568,636
Deferred fees	964,725	880,958
Allowance for loan losses	(3,109,775)	(2,775,857)
Net loans	$335,639,934	$310,673,737

At December 31, 2013 and 2012 loans to officers and directors were approximately $7.7 million and $9.4 million respectively.  During 2013 and 2012, $1.8 million and $4.0 million of new loans were made to officers and directors respectively.  Net pay downs and repayments in aggregate on loans to officers and directors were approximately $3.9 million and $3.8 million during 2013 and 2012 respectively.  Effect of changes in the composition of related parties resulted in an increase of approximately $403,000 and $12,000 during 2013 and 2012 respectively.

At December 31, 2013 and 2012, Federal Home Loan Bank advances are collateralized by residential mortgages in the amount of $89,847,582 and $78,848,981, respectively pledged under a blanket collateral agreement.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2013, 2012 and 2011:

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2013

Allowance for loan losses:
Beginning balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857
Charge-offs	(35,626)	—	(190,546)	(1,486)	(54,271)	(281,929)
Recoveries	1,462	—	112,322	1,163	900	115,847
Provision for loan losses	71,018	143,592	107,287	18,822	159,281	500,000
Ending balance	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2012

Allowance for loan losses:
Beginning balance	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Charge-offs	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Ending balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2011

Allowance for loan losses:
Beginning balance	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Charge-offs	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Ending balance	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and December 31, 2012:

December 31, 2013	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$58,576	$23,769	$—	$—	$—	$82,345
Collectively evaluated for impairment	811,885	976,535	260,697	300,113	678,200	3,027,430
Total	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775
Loans:
Individually evaluated for impairment	$925,596	$503,792	$—	$—	$—	$1,429,388
Collectively evaluated for impairment	49,950,886	89,747,232	28,831,129	49,424,329	118,402,020	336,355,596
Total	$50,876,482	$90,251,024	$28,831,129	$49,424,329	$118,402,020	$337,784,984

December 31, 2012	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$213,685	$22,997	$—	$—	$—	$236,682
Collectively evaluated for impairment	619,922	833,715	231,634	281,614	572,290	2,539,175
Total	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857
Loans:
Individually evaluated for impairment	$884,680	$200,638	$—	$—	$—	$1,085,318
Collectively evaluated for impairment	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713	311,483,318
Total	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713	$312,568,636

The following table presents information related to loans individually evaluated for impairment by segment of loans as of and for the year ended December 31, 2013, 2012 and 2011:

	December 31, 2013
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	925,596	925,596	58,576	1,057,292	56,035
Commercial real estate	503,792	503,792	23,769	524,951	29,704
Total	$1,429,388	$1,429,388	$82,345	$1,582,243	$85,739

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

	December 31, 2011
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and past due loans over 90 days still on accrual by portfolio segment as of December 31, 2013 and December 31, 2012:

	December 31, 2013		December 31, 2012
	Nonaccrual	Loans Past Due Over 90 days still Accruing	Nonaccrual	Loans Past Due Over 90 days still Accruing

Commercial loans	$49,037	$—	$58,900	$—
Commercial real estate	—	—	—	238,265
Consumer loans	—	—	—	—
Home equity	261,644	—	150,000	—
Residential mortgages	217,982	—	279,349	—
Total	$528,663	$—	$488,249	$238,265

The following represents the aging of the recorded investment in past due loans as of December 31, 2013 and December 31, 2012 by class of loans:

	December 31, 2013
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$50,876,482	$—	$—	$—	$—	$50,876,482
Commercial real estate	90,251,024	—	—	—	—	90,251,024
Consumer loans	28,831,129	124,654	—	—	124,654	28,706,475
Home equity	49,424,329	67,376	—	261,644	329,020	49,095,309
Residential mortgages	118,402,020	95,180	—	217,982	313,162	118,088,858
Total	$337,784,984	$287,210	$—	$479,626	$766,836	$337,018,148

	December 31, 2012
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

Troubled Debt Restructurings

The following table presents the summary of the investment in troubled debt restructurings and related allowance for loan losses as of December 31, 2013 and 2012 by class of loans:

	December 31, 2013			December 31, 2012
	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated

Troubled Debt Restructurings
Commercial loans	6	$925,596	$58,576	4	$662,167	$185,854
Commercial real estate	—	—	—	—	—	—
Consumer loans	—	—	—	—	—	—
Home equity	—	—	—	—	—	—
Residential mortgages	—	—	—	—	—	—
Total	6	$925,596	$58,576	4	$662,167	$185,854

The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. The Company has not committed to lend additional amounts as of December 31, 2013 and December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings. Certain troubled debt restructurings are classified as nonperforming at the time of the restructuring and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period.

Each of the commercial loans represented a line of credit which was not paid in full at the time of maturity. The loans maturity dates were extended ranging from ten years to twenty years and the reduction in interest rates were to below market rates. The six loans considered troubled debt restructurings as of December 31, 2013 represented four commercial relationships. Two of the commercial loans representing one relationship with a principal balance of $49,000 and $59,000 as of December 31, 2013 and December 31, 2012, respectively, was considered nonaccrual.

For all such modifications, the pre and post outstanding recorded investment amount remained unchanged. There were no charge-offs or defaults during the twelve months ended ended December 31, 2013 and 2012. All of the troubled debt restructurings were considered impaired as of December 31, 2013 and December 31, 2012. The allocated allowance for loan losses was based on the present value of estimated future cash flows. All of the loans are currently performing in accordance with their modified terms.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes non-homogeneous loans, such as commercial loans and commercial real estate with an outstanding relationship greater than $250,000.  Homogeneous loans are reviewed when appropriate given foreclosures, bankruptcies or relationships that include non-homogeneous loans. For homogeneous loan pools, such as residential mortgages, home equity and consumer loans, the Company uses the payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on at least a monthly basis by the Company’s personnel and on a quarterly basis with respect to determining the adequacy of the allowance for loan losses.  This analysis is performed on at least an annual basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncovered, these potential weaknesses may result in deterioration of the repayment prospects for the loan or the institution’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debts.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are either less than $250,000 or are included in groups of homogeneous loans.

Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loan is as follows:

	December 31, 2013
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$14,936,797	$33,926,635	$418,039	$1,545,974	$49,037
Commercial real estate	14,826,457	74,147,934	427,479	849,154	—
Total	$29,763,254	$108,074,569	$845,518	$2,395,128	$49,037

	December 31, 2012
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446